            The One Group-Registered Trademark-
                   Family of Mutual Funds

                        --------------------------------------------------------
                         Institutional Money Market Funds Semi-Annual Report

                         FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                 Treasury Only Money Market Fund

                                                 Government Money Market Fund

                                           May Lose Value
        NOT FDIC-INSURED                 No Bank Guarantee

--------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995

Report From Your Investment Advisor...................................................          2
Schedules of Portfolio Investments....................................................          4
Statements of Assets and Liabilities..................................................          6
Statements of Operations..............................................................          7
Statements of Changes in Net Assets...................................................          8
Notes to Financial Statements.........................................................          9
Financial Highlights..................................................................         12

                                                                            ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995

A MESSAGE TO THE ONE GROUP SHAREHOLDERS
We are pleased to present this semiannual report for The One Group Family of Mutual Funds. As part of our continuing efforts to provide you with exceptional investment management and high-quality service and communication, this report provides an overview of the financial markets and your fund's performance for the period from July 1, 1995, to December 31, 1995.

A STELLAR YEAR FOR INVESTORS
Neither stock nor bond investors had much to complain about in 1995. Modest economic growth coupled with declining interest rates and steady inflation provided the backdrop for one of the most successful years in the history of the stock and bond markets.

We are pleased to report that The One Group equity and fixed-income funds generally provided attractive returns during the six-month period. In fact, most of our funds surpassed their average historical returns.

AN ABOUT-FACE IN THE BOND MARKET
Rebounding from a disastrous 1994, the bond market in 1995 generated returns that rivaled those of stocks. The 30-year Treasury bond, for example, generated returns of 34.15% for the year and 11.95% for the six months ended December 31, according to Ryan Labs Inc. Other fixed-income securities followed suit, posting returns that exceeded their historical averages.

The bond market rally began early in the year. As the economy slowed to a more sustainable growth level with minimal inflation, the Federal Reserve ended the series of interest rate increases it had implemented during 1994 and early 1995. Several months later, when it appeared that growth may have been slowing a bit too much, the Fed attempted to jump-start the sluggish economy by cutting interest rates twice--once in July and once in December. This action caused bond yields to fall and bond prices to rise.

The yield on the five-year Treasury fell from 7.83% on December 31, 1994, to 5.97% on June 30, 1995, and to 5.37% on December 31, 1995. The 30-year Treasury yield fell from 7.88% on December 31, 1994, to 6.62% on June 30, 1995, and to 5.95% on December 31, 1995.

TAX REFORM TALK TAMES MUNI MARKET
Municipal securities also rebounded nicely from 1994's poor showing, posting generally attractive returns. Despite such performance, though, returns on municipal investments fell far short of the returns enjoyed in the taxable bond and stock markets. With several tax-reform proposals on the table--including some that would eliminate or reduce the tax break on munis--the long-term attractiveness of this market remains in question. This caused many investors to take their investment dollars elsewhere during 1995.

MONEY MARKET RATES RETURN TO 'NORMAL'
The only fixed-income investors who may have been somewhat disappointed during 1995 were those invested in money market securities. After surpassing the average returns on both stock and bond mutual funds during 1994, money market fund performance returned to "normal" during 1995. However, this was due primarily to the phenomenal performance rebound in the equity and fixed-income markets and not to any dramatic mishap in the short-term fixed-income market. As is typical of a falling interest rate environment, yields on money market instruments fell slightly during the period.

EQUITIES SOAR TO RECORD HIGHS
In the 1995 stock market, bigger was better. Bolstered by modest economic growth and strong profits, large, multi-national companies offered the best returns. The Dow Jones Industrial Average, for example, soared to two milestone levels within nine months--4,000 in February and 5,000 in November. The S&P 500 Index also posted spectacular gains. For the six-month period ended December 31, 1995, the S&P 500 returned 14.44%, while for the year ended December 31, 1995 its performance reached 34.11%.

While they lagged their larger counterparts, small company stocks nevertheless posted historically attractive returns. As measured by the Russell 2000, small-company stocks returned 11.40% for the six-month period and 26.21% for the year ended December 31, 1995.

KEEPING PERFORMANCE IN PERSPECTIVE
While The One Group Funds participated in the market rallies during the past year, few of our funds outperformed their benchmark indexes. It is important to remember that the widely-publicized

----
 2

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995
performance of market indexes typically is not indicative of the performance of specific mutual funds. Except for our designated "index" funds, the composition of The One Group Funds differs significantly from the broad-based market indexes.

On the equity side, for example, the S&P 500 is comprised primarily of stocks of large corporations with a bias toward growth-oriented issues. Most stock funds have holdings in medium- and small-company stocks, which did not experience the same level of results as their larger counterparts. Neither did value stocks, which, in general, underperformed their growth-oriented peers. Consequently, investors with exposure to various types of stocks should compare each component of their portfolio to the most-appropriate benchmark index.

On the fixed-income side, investors may choose from bonds with short-, intermediate- or long-term maturities with different degrees of quality and risk. When selecting an appropriate performance benchmark, all of these characteristics must be considered to obtain an accurate evaluation. During 1995, bond funds with greater duration, or interest-rate risk exposure, performed the best. The One Group fixed-income funds typically maintain a relatively conservative risk posture, which can make them less-sensitive to interest rate swings. While this may inhibit the funds' price appreciation when interest rates fall, it tends to protect against price depreciation when interest rates increase.

OUR THANKS TO YOU
Thank you for continuing to invest with The One Group Family of Mutual Funds. We appreciate your support and confidence as we strive to help you reach your financial goals.

Sincerely,

 [DAVID J. KUNDERT SIGNATURE]
David J. Kundert
PRESIDENT & CEO,
BANC ONE INVESTMENT ADVISORS CORPORATION

                                    [PHOTO]

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1995
(Unaudited)

                                                                                      (Amounts in Thousands,
                                                                                    except Per Share Amounts)

                                                                                      TREASURY
                                                                                        ONLY       GOVERNMENT
                                                                                    MONEY MARKET  MONEY MARKET
                                                                                        FUND          FUND
                                                                                    ------------  ------------
ASSETS:
Investments, at value.............................................................   $ 387,795     $ 467,994
Repurchase agreements.............................................................                   258,941
                                                                                    ------------  ------------
                                                                                       387,795       726,935
Interest receivable...............................................................       2,397         3,973
Prepaid expenses and other assets.................................................          10             3
Deferred organization costs.......................................................           9            52
                                                                                    ------------  ------------
Total Assets......................................................................     390,211       730,963
                                                                                    ------------  ------------
LIABILITIES:
Dividends payable.................................................................       1,805         3,615
Accrued expenses and other payables:
    Investment advisory fees......................................................          27            52
    Administration fees...........................................................          17            32
    Other.........................................................................         122           451
                                                                                    ------------  ------------
Total Liabilities.................................................................       1,971         4,150
                                                                                    ------------  ------------
NET ASSETS:
Capital...........................................................................     388,283       726,886
Accumulated undistributed net realized losses from investment transactions........         (43)          (73)
                                                                                    ------------  ------------
Net Assets........................................................................   $ 388,240     $ 726,813
                                                                                    ------------  ------------
                                                                                    ------------  ------------
Outstanding shares of beneficial interest.........................................     388,283       726,886
                                                                                    ------------  ------------
                                                                                    ------------  ------------
Net asset value--offering and redemption price per share..........................       $1.00          $1.00
                                                                                    ------------  ------------
                                                                                    ------------  ------------
Investments, at amortized cost....................................................  $   387,795   $   726,935
                                                                                    ------------  ------------
                                                                                    ------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS.

----
 6

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
(Unaudited)

                                                                                      (Amounts in Thousands)

                                                                                    TREASURY ONLY   GOVERNMENT
                                                                                    MONEY MARKET   MONEY MARKET
                                                                                        FUND           FUND
                                                                                    -------------  ------------
INVESTMENT INCOME:
Interest income...................................................................    $   9,257     $   21,803
                                                                                         ------    ------------
Total Income......................................................................        9,257         21,803
                                                                                         ------    ------------
EXPENSES:
Investment advisory fees..........................................................          132            297
Administration fees...............................................................           83            186
Custodian and accounting fees.....................................................            9             49
Legal and audit fees..............................................................           32            149
Organization costs................................................................            2             11
Trustees' fees and expenses.......................................................            4             16
Transfer agent fees...............................................................           10             18
Registration and filing fees......................................................           25             36
Printing costs....................................................................           11             51
Other.............................................................................            5              5
                                                                                         ------    ------------
Total expenses before waivers/reimbursements......................................          313            818
Less waivers/reimbursements.......................................................                          (5)
                                                                                         ------    ------------
Net Expenses......................................................................          313            813
                                                                                         ------    ------------
Net Investment Income.............................................................        8,944         20,990
                                                                                         ------    ------------
REALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions..........................          (43)             1
                                                                                         ------    ------------
Net increase in net assets resulting from operations..............................    $   8,901     $   20,991
                                                                                         ------    ------------
                                                                                         ------    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      (Amounts in Thousands)

                                                              TREASURY ONLY          GOVERNMENT MONEY
                                                            MONEY MARKET FUND           MARKET FUND
                                                          ----------------------  -----------------------

                                                          SIX MONTHS              SIX MONTHS
                                                             ENDED       YEAR        ENDED
                                                           DECEMBER      ENDED     DECEMBER    YEAR ENDED
                                                              31,      JUNE 30,       31,       JUNE 30,
                                                             1995        1995        1995         1995
                                                          -----------  ---------  -----------  ----------
                                                          (UNAUDITED)             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...............................  $    8,944   $  12,746  $   20,990   $   38,264
    Net realized gains (losses) from investment
      transactions......................................         (43 )        29           1          (66)
                                                          -----------  ---------  -----------  ----------
Change in net assets resulting from operations..........       8,901      12,775      20,991       38,198
                                                          -----------  ---------  -----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........................      (8,944 )   (12,746)    (20,990 )    (38,264)
    From net realized gains from investments............         (21 )
                                                          -----------  ---------  -----------  ----------
Change in net assets from shareholder distributions.....      (8,965 )   (12,746)    (20,990 )    (38,264)
                                                          -----------  ---------  -----------  ----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.........................     532,716     894,833   1,405,094    2,818,461
    Dividends reinvested................................         864       1,574       5,470       12,982
    Cost of shares redeemed.............................    (433,973 )  (825,464) (1,404,451 ) (2,802,931)
                                                          -----------  ---------  -----------  ----------
Change in net assets from share transactions............      99,607      70,943       6,113       28,512
                                                          -----------  ---------  -----------  ----------
Change in net assets....................................      99,543      70,972       6,114       28,446
NET ASSETS:
    Beginning of period.................................     288,697     217,725     720,699      692,253
                                                          -----------  ---------  -----------  ----------
    End of period.......................................  $  388,240   $ 288,697  $  726,813   $  720,699
                                                          -----------  ---------  -----------  ----------
                                                          -----------  ---------  -----------  ----------
SHARE TRANSACTIONS:
    Issued..............................................     532,716     894,833   1,405,094    2,818,461
    Reinvested..........................................         864       1,574       5,470       12,982
    Redeemed............................................    (433,973 )  (825,464) (1,404,451 ) (2,802,931)
                                                          -----------  ---------  -----------  ----------
Change in shares........................................      99,607      70,943       6,113       28,512
                                                          -----------  ---------  -----------  ----------
                                                          -----------  ---------  -----------  ----------

SEE NOTES TO FINANCIAL STATEMENTS.

----
 8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TREASURY ONLY MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                   SECURITY                    AMORTIZED
  AMOUNT                   DESCRIPTION                    COST
----------  -----------------------------------------  -----------
U.S. Treasury Bills (59.9%):
    47,458  1/11/96..................................   $  47,405
       849  1/18/96..................................         847
    44,836  1/25/96..................................      44,676
    13,635  2/1/96...................................      13,572
    84,487  2/8/96...................................      84,082
     7,384  2/29/96..................................       7,320
    30,096  3/7/96...................................      29,803
     5,000  8/22/96..................................       4,822
                                                       -----------
  Total U.S. Treasury Bills                               232,527
                                                       -----------

PRINCIPAL                   SECURITY                    AMORTIZED
  AMOUNT                   DESCRIPTION                    COST
----------  -----------------------------------------  -----------
U.S. Treasury Notes (40.0%):
     5,000  9.25%, 1/15/96...........................   $   5,006
    70,000  4.00%, 1/31/96...........................      69,916
    25,000  9.38%, 4/15/96...........................      25,282
    40,000  5.50%, 4/30/96...........................      40,023
    10,000  5.88%, 5/31/96...........................      10,017
     5,000  6.50%, 9/30/96...........................       5,024
                                                       -----------
  Total U.S. Treasury Notes                               155,268
                                                       -----------
  Total (Cost--$387,795)(a)                             $ 387,795
                                                       -----------
                                                       -----------

------------
Percentages indicated are based on net assets of $388,240.

      (a)  Cost for federal income tax and financial reporting purposes are the same.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 4

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                   SECURITY                    AMORTIZED
  AMOUNT                   DESCRIPTION                    COST
----------  -----------------------------------------  -----------
U.S. Government Agencies (63.0%):
Federal Farm Credit Bank:
     5,000  5.18%, 3/4/96*...........................   $   4,948
    10,000  5.44%, 3/7/96............................       9,900
    10,250  6.38%, 5/1/96............................      10,250
    10,000  5.35%, 5/3/96*...........................       9,802
    17,405  5.67%, 7/17/96...........................      17,394
    10,000  5.53%, 10/1/96...........................       9,979
Federal Home Loan Bank:
     5,240  8.10%, 3/25/96...........................       5,260
    13,300  6.00%, 8/16/96...........................      13,300
    20,000  5.85%, 10/25/96..........................      20,000
Federal Home Loan Mortgage Corp.:
    14,000  5.15%, 3/29/96*..........................      13,796
10,000....  5.08%, 5/1/96*...........................       9,803
Federal National Mortgage Assoc.:
    10,000  5.66%, 1/16/96...........................       9,976
    20,000  5.50%, 1/31/96...........................      19,909
    10,000  5.52%, 2/13/96...........................       9,934
    10,000  5.44%, 3/14/96...........................       9,890
     7,230  8.00%, 7/10/96...........................       7,320
    20,000  5.13%, 8/9/96*...........................      19,315
    20,000  5.64%, 10/2/96...........................      19,975
    20,000  5.60%, 11/1/96...........................      19,974
     8,320  7.70%, 12/10/96..........................       8,484
     4,000  5.26%, 6/2/99*...........................       4,000
    20,000  5.26%, 7/26/99*..........................      20,000
    10,000  5.26%, 9/22/99*..........................      10,000
Student Loan Marketing Assoc.:
    30,000  5.22%, 10/14/97*.........................      29,988
    40,000  5.22%, 11/24/97*.........................      40,000
    25,000  5.27%, 9/28/98*..........................      25,000
    25,000  5.24%, 11/10/98*.........................      25,000

PRINCIPAL                   SECURITY                    AMORTIZED
  AMOUNT                   DESCRIPTION                    COST
----------  -----------------------------------------  -----------

U.S. GOVERNMENT AGENCIES, CONTINUED:
Student Loan Marketing Assoc.:, continued:

    10,000  5.26%, 1/13/99*..........................   $  10,000
    10,000  5.26%, 2/8/99*...........................      10,000
    25,000  5.25%, 2/22/99*..........................      25,000
    10,000  5.24%, 8/2/99*...........................       9,997
                                                       -----------
  Total U.S. Government Agencies                          458,194
                                                       -----------
U.S. Treasury Bills (1.3%):
    10,000  5/2/96...................................       9,800
                                                       -----------
  Total U.S. Treasury Bills                                 9,800
                                                       -----------
  Total Investments, at value                             467,994
                                                       -----------
Repurchase Agreements (35.6%):
    50,000  Donaldson, Lufkin & Jenrette 5.85%,
              1/5/96 (collateralized by 48,802
              various U.S. Government securities,
              0.00% - 14.25%, 1/1/96 - 5/15/18,
              market value $51,000)..................      50,000
    58,941  Lehman Brothers, 5.96%, 1/2/96
              (collateralized by 58,941 Federal
              National Mortgage Assoc., 0.00%,
              7/19/96, market value $60,120).........      58,941
   150,000  Prudential Securities, Inc., 6.00%,
              1/2/96 (collateralized by 150,001
              various U.S. Government Securities,
              0.00% - 14.25%, 1/1/96 - 8/15/25,
              market value $153,001).................     150,000
                                                       -----------
  Total Repurchase Agreements........................     258,941
                                                       -----------
  Total (Cost-$726,935)..............................   $ 726,935
                                                       -----------
                                                       -----------

------------
Percentages indicated are based on net assets of $726,813.

      (a)  Cost for federal income tax and financial reporting purposes are the same.

        *  Variable rate securities that have interest rates that reset weekly based on the Treasury bill equivalent yield or other market index. The final maturity date is stated; however, the maturity date for valuation purposes is the next reset date. The rate shown on the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1995
(Unaudited)

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B, and Service. The Trust currently consists of twenty-three funds. The accompanying financial statements and financial highlights are those of the Treasury Only Money Market Fund and the Government Money Market Fund (individually, a "Fund" collectively, the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

    The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with The Paragon Portfolio ("Paragon"), a Massachusetts business trust. The Agreement contemplates the transfer of all of the assets and liabilities of each Paragon Fund in exchange for shares of the corresponding One Group Fund. The Trustees of Paragon intend to seek approval of the Agreement at a special shareholder meeting to be held March 25, 1996.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and credit worthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1995, the Funds had no securities on loan.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund, have been allocated among the Funds of the Trust pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

CONTINUED

----
 10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through twenty-nine series and four classes:
    Fiduciary, Class A, Class B and Service. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of each Fund.

    The Trust and One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and payable monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served as administrator of each Fund under essentially the same terms as the current administration agreement.

    The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

    Certain officers of the Trust are affiliated with the Adviser or the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

    The Adviser and the Administrator have voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the six months ended December 31, 1995, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                                                       GOVERNMENT
                                                                                      MONEY MARKET
                                                                                          FUND
                                                                                     ---------------
INVESTMENT ADVISORY FEES:
    Voluntary fee reductions.......................................................     $   5

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        TREASURY ONLY MONEY MARKET FUND
                                                              ----------------------------------------------------
                                                                             FOR THE YEAR ENDED
                                                                                  JUNE 30,        APRIL 16, 1993
                                                                             ------------------         TO
                                                                               1995      1994    JUNE 30, 1993 (A)
                                                              FOR THE SIX    --------  --------  -----------------
                                                              MONTHS ENDED
                                                              DECEMBER 31,
                                                                  1995
                                                              ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  1.000     $  1.000  $  1.000       $ 1.000
                                                              ------------   --------  --------       -------
Investment Activities
  Net investment income.....................................       0.030        0.051     0.032         0.006
                                                              ------------   --------  --------       -------
Distributions
  Net investment income.....................................      (0.030)      (0.051)   (0.032)       (0.006)
                                                              ------------   --------  --------       -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  1.000     $  1.000  $  1.000       $ 1.000
                                                              ------------   --------  --------       -------
                                                              ------------   --------  --------       -------
Total Return................................................        2.76%(c)     5.22%     3.23%         2.96%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $388,240     $288,697  $217,725       $60,330
  Ratio of expenses to average net assets...................        0.19%(b)     0.20%     0.15%         0.07%(b)
  Ratio of net investment income to average net assets......        5.42%(b)     5.14%     3.23%         2.95%(b)
  Ratio of expenses to average net assets*..................        0.19%(b)     0.21%     0.22%         0.33%(b)
  Ratio of net investment income to average net assets*.....        5.42%(b)     5.13%     3.16%         2.69%(b)

------------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          GOVERNMENT MONEY MARKET FUND
                                                              ----------------------------------------------------
                                                                             FOR THE YEAR ENDED
                                                                                  JUNE 30,         JUNE 14, 1993
                                                                             ------------------         TO
                                                                               1995      1994    JUNE 30, 1993 (A)
                                                              FOR THE SIX    --------  --------  -----------------
                                                              MONTHS ENDED
                                                              DECEMBER 31,
                                                                  1995
                                                              ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  1.000     $  1.000  $  1.000      $  1.000
                                                              ------------   --------  --------      --------
Investment Activities
  Net investment income.....................................       0.030        0.053     0.033         0.001
                                                              ------------   --------  --------      --------
Distributions
  Net investment income.....................................      (0.030)      (0.053)   (0.033)       (0.001)
                                                              ------------   --------  --------      --------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  1.000     $  1.000  $  1.000      $  1.000
                                                              ------------   --------  --------      --------
                                                              ------------   --------  --------      --------
Total Return................................................        2.88%(c)     5.41%     3.40%         3.28%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $726,813     $720,699  $692,253      $244,991
  Ratio of expenses to average net assets...................        0.22%(b)     0.21%     0.11%         0.07%(b)
  Ratio of net investment income to average net assets......        5.65%(b)     5.28%     3.41%         3.13%(b)
  Ratio of expenses to average net assets*..................        0.22%(b)     0.22%     0.20%         0.33%(b)
  Ratio of net investment income to average net assets*.....        5.65%(b)     5.27%     3.32%         2.87%(b)

------------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

Important Customer Information. Please Read:

Shares of The One Group:

- are not deposits or obligations of, or guaranteed by BANC ONE CORPORATION or its bank or non- bank affiliates,

- are not insured or guaranteed by the FDIC or by any other governmental agency or government sponsored agency of the federal government or any state,

- are subject to investment risks, including possible loss of the principal amount invested.

Banc One Investment Advisors Corporation, a registered investment advisor and an indirect subsidiary of BANC ONE CORPORATION, serves as an investment advisor to The One Group, for which it receives advisory fees. The One Group is distributed by The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, which is not affiliated with BANC ONE CORPORATION and is not a bank.

For more complete information on any of The One Group Funds, including management fees and expenses, you may obtain a prospectus from The One Group Services Company. Read the prospectus carefully before investing.

THE COMPOSITION OF EACH FUND'S HOLDINGS IS SUBJECT TO CHANGE.

THIS MATERIAL MUST BE ACCOMPANIED OR PRECEDED BY A PROSPECTUS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. YIELDS WILL FLUCTUATE AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE.

TOG-F-039                                                     [THE ONE GROUP LOGO]

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